SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, TX 77019-2118 713.831.1312 713.831.5931 Fax louis.ducote@valic.com Louis Ducote Counsel

May 1, 2013

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Anchor Series Trust (the “Registrant”)

File Numbers 2-86188 and 811-03836

CIK Number 0000726735

Commissioners:

As Counsel to Anchor Series Trust and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectuses contained in its most recent amendment to its Form N-1A Registration Statement (“Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 57 under the 1933 Act and under the Investment Company Act of 1940, was filed electronically on April 11, 2013.

Please direct any questions to the undersigned at 713.831.5165.

Very truly yours,

/s/ LOUIS DUCOTE
Louis Ducote
Counsel